Commitments and Contingencies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Additional purchase of shares (in Shares)		4,500,000
Underwriting discount		$ 100,000
Additional purchase of shares (in Shares)	4,500,000
Underwriting fee	$ 100,000
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting discount	$ 6,000,000	$ 6,000,000